Contingent liabilities and financial commitments - State Settlement Agreements (39-56) - Additional Information (Details) $ in Millions											1 Months Ended	12 Months Ended
	Jan. 05, 2026 GBP (£)	Jan. 05, 2026 USD ($)	Dec. 09, 2024 GBP (£)	Dec. 09, 2024 USD ($)	Mar. 02, 2023 GBP (£)	Mar. 02, 2023 USD ($)	Oct. 05, 2020 GBP (£)	Oct. 05, 2020 USD ($)	Jan. 18, 2017 GBP (£)	Jan. 18, 2017 USD ($)	Nov. 30, 1998 GBP (£) CASE	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2017	Apr. 30, 2025 GBP (£)	Apr. 30, 2025 USD ($)	May 07, 2024 GBP (£)	May 07, 2024 USD ($)	Feb. 13, 2024 GBP (£)	Feb. 13, 2024 USD ($)	Oct. 05, 2020 USD ($)	Nov. 30, 1998 USD ($)
Disclosure Of Commitments And Contingencies [Line Items]
Trust fund											£ 3,900,000,000														$ 5,200.0
Corporation tax rate												25.00%	25.00%	23.50%
United States
Disclosure Of Commitments And Contingencies [Line Items]
Corporation tax rate															21.00%	21.00%	35.00%
Imperial Tobacco Group PLC | N P M adjustment settlement agreement
Disclosure Of Commitments And Contingencies [Line Items]
Future annual losses									£ 22,300,000	$ 30.0
Florida State settlement agreement wrt 4 brands | Imperial Tobacco Group PLC
Disclosure Of Commitments And Contingencies [Line Items]
State settlement agreement									£ 33,500,000	$ 45.0
Mississippi settlement agreement
Disclosure Of Commitments And Contingencies [Line Items]
Attorneys fees awarded to the state																						£ 1,000,000	$ 1.3
Compensatory damages awarded to the state																				£ 17,500,000	$ 23.5
Prejudgment interest, compensatory damages awarded to the state (in percentage)																				8.00%	8.00%
Texas Tobacco settlement agreement | Texas
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit seek damage amount					£ 77,300,000	$ 104.0
Minnesota tobacco settlement agreement | MINNESOTA
Disclosure Of Commitments And Contingencies [Line Items]
Base net operating profit, NOP adjustments			£ 2,316,000,000	$ 3,115.1
Minnesota tobacco settlement agreement | MINNESOTA | Legal proceedings contingent liability
Disclosure Of Commitments And Contingencies [Line Items]
Loss contingency damages awarded	£ 52,900,000	$ 71.1
R J Reynolds Tobacco Company
Disclosure Of Commitments And Contingencies [Line Items]
Final judgment litigation settlement amount							£ 143,400,000																	$ 193.0
R J Reynolds Tobacco Company | Florida
Disclosure Of Commitments And Contingencies [Line Items]
Attorney fee payment							£ 2,400,000	$ 3.2
R J Reynolds Tobacco Company | Master settlement agreement
Disclosure Of Commitments And Contingencies [Line Items]
Number of states representing master settlement agreement											46
Number of previously settled cases brought forward											4
Reynolds American and RJRT
Disclosure Of Commitments And Contingencies [Line Items]
Final judgment litigation settlement amount																		£ 275,100,000	$ 370.0
RJRT
Disclosure Of Commitments And Contingencies [Line Items]
Extra payment ordered by court as base to calculate payment															£ 3,700,000	$ 5.0
RJRT | Mississippi settlement agreement
Disclosure Of Commitments And Contingencies [Line Items]
Attorneys fees																				£ 743,467	$ 1.0